Pay vs Performance Disclosure - USD ($)	12 Months Ended			16 Months Ended	31 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table ("SCT") Total for Gilmore O’Neill ($)(1)	SCT Total for James Mullen ($)(1)	Compensation Actually Paid to Gilmore O’Neill ($)(1)(2)	Compensation Actually Paid to James Mullen ($)(1)(2)	Average SCT Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:	Net Loss ($)(in thousands)
							Editas Total Shareholder Return ($)(5)
2024	5,126,868	—	(3,071,419)	—	1,315,361	(573,093)	4.21	(237,093)
2023	2,392,309	—	3,764,809	—	1,555,391	1,575,614	34.21	(153,219)
2022	9,058,900	1,050,963	6,493,262	(2,912,999)	2,880,375	888,434	29.96	(220,432)

Named Executive Officers, Footnote	Gilmore O’Neill was appointed chief executive officer effective June 1, 2022. James Mullen served as chief executive officer from February 15, 2021 to June 1, 2022. The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. For 2024, the non-PEO NEOs were Erick Lucera and Baisong Mei. For 2023, the non-PEO NEOs were Erick Lucera, Linda C. Burkly, Baisong Mei, Michelle Robertson, and Bruce Eaton. For 2022, the non-PEO NEOs were Michelle Robertson, Mark Shearman, Bruce Eaton, and Baisong Mei.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the CAP:
PEO Summary Compensation Total to CAP Reconciliation

Year	PEO	SCT Total for PEO($)	SCT Value of Equity Awards($)(i)	Equity Award Adjustments($)(ii)	Compensation Actually Paid to PEO($)
2024	Gilmore O’Neill	5,126,868	4,010,582	(4,187,705)	(3,071,419)
2023	Gilmore O’Neill	2,392,309	1,351,390	2,723,890	3,764,809
2022	Gilmore O’Neill	9,058,900	8,495,057	5,929,419	6,493,262
2022	James Mullen	1,050,963	—	(3,963,962)	(2,912,999)
(i)The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.
(ii)The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts added or deducted in calculating the equity award adjustments are provided in the table below:

		Equity Award Adjustments
Year	PEO	Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End($)	Change in Fair Value as of Year- End of any Prior-Year Awards that Remain Outstanding and Unvested as of Year- End($)	Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Fair Value at Prior-Year-End of any Prior- Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Equity Awards Adjustments($)
2024	Gilmore O’Neill	273,351	(3,511,297)	170,662	(1,120,421)	—	(4,187,705)
2023	Gilmore O’Neill	1,355,969	1,115,369	158,944	93,608	—	2,723,890
2022	Gilmore O’Neill	5,929,419	—	—	—	—	5,929,419
2022	James Mullen	—	(1,881,816)	—	(1,113,655)	968,491	(3,963,962)

Non-PEO NEO Average Total Compensation Amount	$ 1,315,361	$ 1,555,391	$ 2,880,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ (573,093)	1,575,614	888,434
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
Average Non-PEO NEO Summary Compensation Total to CAP Reconciliation

Year	Average SCT Total for Non-PEO NEOs($)	Average SCT Value of Equity Awards for Non-PEO NEOs($)	Average Equity Award Adjustments($)(i)	Average Compensation Actually Paid to Non-PEO NEOs($)
2024	1,315,361	580,531	(1,307,923)	(573,093)
2023	1,555,391	1,023,385	1,043,608	1,575,614
2022	2,880,375	2,247,995	256,054	888,434
(i)The amounts added or deducted in calculating the total average equity award adjustments are provided in the table below:

	Equity Award Adjustments
Year	Average Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End($)	Average Change in Fair Value as of Year-End of any Prior-Year Awards that Remain Outstanding and Unvested as of Year-End($)	Average Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Average Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Average Fair Value at Prior-Year-End of any Prior-Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Average Equity Awards Adjustments($)
2024	173,603	(1,155,110)	56,322	(382,738)	—	(1,307,923)
2023	926,961	99,157	30,033	(12,543)	—	1,043,608
2022	950,131	(531,038)	164,771	(327,810)	—	256,054

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP and Net Income (Loss)
Tabular List, Table	Editas’ cumulative TSR; and •Editas’ net loss.
Total Shareholder Return Amount	$ 4.21	34.21	29.96
Net Income (Loss)	$ (237,093,000)	(153,219,000)	(220,432,000)
Additional 402(v) Disclosure	Reflects the cumulative total shareholder return at the end of the identified year, assuming $100 was invested after the market closed on December 31, 2021 in our common stock, and assuming reinvestment of dividends, if any.
Analysis of the Information Presented in the Pay Versus Performance Table
We describe the relationships between CAP and our cumulative TSR and net loss below. We currently do not use financial performance measures, including our cumulative TSR or our net loss in our compensation program or for comparison to any corporate goals. Instead, our compensation program is designed primarily to advance our product development pipeline and preclinical and clinical programs, thereby driving long-term stockholder value. For example, our 2024 annual performance-based cash bonus program included goals relating to the advancement of our former reni-cel clinical program, the development of our in vivo drug discovery pipeline, and value creation through business development. See “Overview of Executive Compensation” for a detailed description of our compensation program. We believe that using these non-financial performance metrics best incentivizes our executive management and strengthens our alignment with our pay for performance compensation philosophy, while focusing on our long-term sustainable growth.
Changes in PEO and NEOs
Our chief executive officers and NEOs have changed over the periods reflected in the Pay Versus Performance Table, making year-to-year comparisons of CAP difficult. James Mullen served as our chief executive officer from February 2021 until June 2022, at which time he transitioned to executive chair of our Board and Dr. O’Neill became our chief executive officer. Similarly, we have experienced changes in our other NEOs over the applicable periods, as we conducted a strategic reprioritization in early 2023 to focus on hemoglobinopathies and in vivo gene editing and in December 2024 announced the transition to a fully in vivo company and the discontinuation of our reni-cel program. In connection with the appointments of new NEOs over the periods, we enter into offer letters pursuant to which we grant the new officers certain new hire equity awards that can impact the ability to compare CAP year-to-year.
Components of Compensation Actually Paid that Vary with Performance
The components of CAP that vary with performance each year are: our annual incentive payouts, the fair value of long-term incentive awards granted in each year and the change in fair value of equity awards during the year. The decisions regarding our annual incentive payouts and our long-term incentive awards are described in our proxy statements for the applicable year, including this Proxy Statement.
The addition of the change in fair value of equity awards during the year is the most significant performance-related difference between CAP and the totals reported in the Summary Compensation Table. The change in fair value of equity awards during the year varies with our annual share price appreciation and performance against our outstanding PSU goals.
Pay versus Performance: Graphical Descriptions
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•Editas’ cumulative TSR; and
•Editas’ net loss.
For purposes of reflecting CAP in these charts, we have aggregated the compensation of the PEOs in each year where there was more than one PEO for such year.

Measure:: 1
Pay vs Performance Disclosure
Name	cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	net loss
O'Neill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,126,868	2,392,309	9,058,900
PEO Actually Paid Compensation Amount	(3,071,419)	3,764,809	6,493,262
PEO Name					Gilmore O’Neill
Mullen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,050,963
PEO Actually Paid Compensation Amount			(2,912,999)
PEO Name				James Mullen
PEO | O'Neill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,010,582)	(1,351,390)	(8,495,057)
PEO | O'Neill [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,187,705)	2,723,890	5,929,419
PEO | O'Neill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,351	1,355,969	5,929,419
PEO | O'Neill [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,511,297)	1,115,369	0
PEO | O'Neill [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,662	158,944	0
PEO | O'Neill [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,120,421)	93,608	0
PEO | O'Neill [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mullen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mullen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,963,962)
PEO | Mullen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mullen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,881,816)
PEO | Mullen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mullen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,113,655)
PEO | Mullen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(968,491)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(580,531)	(1,023,385)	(2,247,995)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,307,923)	1,043,608	256,054
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,603	926,961	950,131
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,155,110)	99,157	(531,038)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,322	30,033	164,771
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,738)	(12,543)	(327,810)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0